UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-790

Fidelity Trend Fund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2014

Item 1. Reports to Stockholders

Fidelity®

Trend

Fund

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Actual	.74%	$ 1,000.00	$ 1,061.10	$ 3.78
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 3.71

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.6	4.3
Google, Inc. Class A	2.6	5.5
Google, Inc. Class C	2.6	0.0
The Coca-Cola Co.	2.3	2.6
Facebook, Inc. Class A	2.3	3.0
Comcast Corp. Class A	2.3	1.3
Home Depot, Inc.	2.2	2.2
Verizon Communications, Inc.	2.0	1.0
Actavis PLC	1.9	1.5
Visa, Inc. Class A	1.7	1.8
	26.5
Top Five Market Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	25.1	28.6
Consumer Discretionary	17.6	20.1
Health Care	16.2	15.0
Industrials	12.9	11.3
Consumer Staples	8.0	9.4
Asset Allocation (% of fund's net assets)
As of June 30, 2014 *		As of December 31, 2013 **
	Stocks 99.1%		Stocks 99.3%
	Convertible Securities 0.3%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 0.6%		Short-Term Investments and Net Other Assets (Liabilities) 0.7%
* Foreign investments	9.6%	** Foreign investments	9.3%

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 17.6%
Auto Components - 0.6%
Johnson Controls, Inc.	176,782	$ 8,827
Automobiles - 0.2%
Tesla Motors, Inc. (a)	13,800	3,313
Diversified Consumer Services - 1.3%
H&R Block, Inc.	551,101	18,473
Hotels, Restaurants & Leisure - 3.0%
Bally Technologies, Inc. (a)	107,700	7,078
Chipotle Mexican Grill, Inc. (a)	18,600	11,021
Las Vegas Sands Corp.	153,533	11,702
McDonald's Corp.	35,165	3,543
Starbucks Corp.	122,335	9,466
		42,810
Household Durables - 0.6%
KB Home	467,200	8,727
Internet & Catalog Retail - 2.6%
Amazon.com, Inc. (a)	37,983	12,336
Ctrip.com International Ltd. sponsored ADR (a)	78,804	5,047
HomeAway, Inc. (a)	84,800	2,953
Netflix, Inc. (a)	11,800	5,199
priceline.com, Inc. (a)	9,290	11,176
		36,711
Media - 4.1%
CBS Corp. Class B	31,700	1,970
Comcast Corp. Class A	611,701	32,836
The Walt Disney Co.	29,608	2,539
Time Warner Cable, Inc.	37,700	5,553
Twenty-First Century Fox, Inc. Class A	454,028	15,959
		58,857
Specialty Retail - 3.5%
AutoZone, Inc. (a)	4,900	2,628
Home Depot, Inc.	391,219	31,673
Restoration Hardware Holdings, Inc. (a)	117,600	10,943
TJX Companies, Inc.	33,500	1,781
Urban Outfitters, Inc. (a)	102,000	3,454
		50,479
Textiles, Apparel & Luxury Goods - 1.7%
Kate Spade & Co. (a)	121,800	4,645
Michael Kors Holdings Ltd. (a)	24,063	2,133
NIKE, Inc. Class B	72,286	5,606
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Ralph Lauren Corp.	19,700	$ 3,166
VF Corp.	148,232	9,339
		24,889
TOTAL CONSUMER DISCRETIONARY		253,086
CONSUMER STAPLES - 8.0%
Beverages - 2.6%
Monster Beverage Corp. (a)	60,302	4,283
The Coca-Cola Co.	795,848	33,712
		37,995
Food & Staples Retailing - 1.0%
CVS Caremark Corp.	104,387	7,868
Kroger Co.	124,718	6,165
		14,033
Food Products - 2.4%
Bunge Ltd.	52,152	3,945
Keurig Green Mountain, Inc.	53,500	6,667
Mead Johnson Nutrition Co. Class A	189,829	17,686
WhiteWave Foods Co. (a)	187,419	6,067
		34,365
Tobacco - 2.0%
Altria Group, Inc.	57,718	2,421
Lorillard, Inc.	314,391	19,168
Reynolds American, Inc.	115,000	6,940
		28,529
TOTAL CONSUMER STAPLES		114,922
ENERGY - 6.3%
Energy Equipment & Services - 2.6%
National Oilwell Varco, Inc.	87,558	7,210
Oceaneering International, Inc.	157,500	12,305
Schlumberger Ltd.	151,099	17,822
		37,337
Oil, Gas & Consumable Fuels - 3.7%
Anadarko Petroleum Corp.	80,900	8,856
Cabot Oil & Gas Corp.	266,618	9,102
EOG Resources, Inc.	40,306	4,710
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EQT Midstream Partners LP	68,000	$ 6,578
Golar LNG Ltd.	96,300	5,788
Noble Energy, Inc.	80,600	6,243
Pioneer Natural Resources Co.	35,300	8,112
The Williams Companies, Inc.	61,000	3,551
		52,940
TOTAL ENERGY		90,277
FINANCIALS - 6.3%
Banks - 2.0%
Bank of America Corp.	430,728	6,620
JPMorgan Chase & Co.	375,900	21,659
		28,279
Capital Markets - 1.1%
Ameriprise Financial, Inc.	41,000	4,920
BlackRock, Inc. Class A	31,300	10,003
The Blackstone Group LP	44,700	1,495
		16,418
Consumer Finance - 1.6%
American Express Co.	86,500	8,206
Capital One Financial Corp.	173,100	14,298
		22,504
Diversified Financial Services - 1.1%
McGraw Hill Financial, Inc.	195,114	16,200
Real Estate Investment Trusts - 0.5%
American Tower Corp.	82,600	7,432
TOTAL FINANCIALS		90,833
HEALTH CARE - 16.2%
Biotechnology - 6.4%
Alexion Pharmaceuticals, Inc. (a)	57,148	8,929
Amgen, Inc.	128,456	15,205
Biogen Idec, Inc. (a)	55,745	17,577
Cubist Pharmaceuticals, Inc.	212,919	14,866
Gilead Sciences, Inc. (a)	269,190	22,319
Intercept Pharmaceuticals, Inc. (a)	18,900	4,472
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Pharmacyclics, Inc. (a)	27,000	$ 2,422
Vertex Pharmaceuticals, Inc. (a)	57,100	5,406
		91,196
Health Care Equipment & Supplies - 1.5%
Boston Scientific Corp. (a)	866,210	11,062
Covidien PLC	36,900	3,328
Medtronic, Inc.	52,000	3,316
Novadaq Technologies, Inc. (a)	264,000	4,351
		22,057
Health Care Providers & Services - 2.3%
Cardinal Health, Inc.	81,000	5,553
DaVita HealthCare Partners, Inc. (a)	147,966	10,701
EBOS Group Ltd.	590,827	5,220
Emeritus Corp. (a)	159,990	5,064
McKesson Corp.	33,465	6,232
		32,770
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	127,100	7,301
Illumina, Inc. (a)	62,118	11,091
		18,392
Pharmaceuticals - 4.7%
AbbVie, Inc.	170,600	9,629
Actavis PLC (a)	121,758	27,158
Bristol-Myers Squibb Co.	158,559	7,692
Johnson & Johnson	87,900	9,196
Teva Pharmaceutical Industries Ltd. sponsored ADR	240,800	12,623
Theravance, Inc. (a)	31,300	932
		67,230
TOTAL HEALTH CARE		231,645
INDUSTRIALS - 12.9%
Aerospace & Defense - 3.0%
Textron, Inc.	95,417	3,654
The Boeing Co.	147,502	18,767
TransDigm Group, Inc.	18,626	3,115
United Technologies Corp.	152,691	17,628
		43,164
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 2.7%
C.H. Robinson Worldwide, Inc.	82,000	$ 5,231
Hub Group, Inc. Class A (a)	284,800	14,354
United Parcel Service, Inc. Class B	183,699	18,859
		38,444
Airlines - 0.9%
American Airlines Group, Inc.	296,640	12,744
Building Products - 0.6%
A.O. Smith Corp.	191,804	9,510
Construction & Engineering - 0.6%
MasTec, Inc. (a)	265,900	8,195
Electrical Equipment - 0.3%
Generac Holdings, Inc.	77,752	3,790
Industrial Conglomerates - 0.7%
Danaher Corp.	130,800	10,298
Machinery - 1.7%
Caterpillar, Inc.	69,638	7,568
Cummins, Inc.	53,448	8,246
Manitowoc Co., Inc.	270,686	8,895
		24,709
Professional Services - 0.3%
Towers Watson & Co.	40,100	4,180
Road & Rail - 2.1%
CSX Corp.	306,644	9,448
J.B. Hunt Transport Services, Inc.	240,474	17,742
Union Pacific Corp.	29,486	2,941
		30,131
TOTAL INDUSTRIALS		185,165
INFORMATION TECHNOLOGY - 24.8%
Communications Equipment - 1.5%
QUALCOMM, Inc.	270,961	21,460
Internet Software & Services - 9.2%
Cornerstone OnDemand, Inc. (a)	52,000	2,393
eBay, Inc. (a)	34,194	1,712
Facebook, Inc. Class A (a)	498,915	33,572
Google, Inc.:
Class A (a)	64,085	37,469
Class C (a)	64,685	37,212
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Naver Corp.	9,916	$ 8,182
Tencent Holdings Ltd.	406,500	6,199
Yahoo!, Inc. (a)	140,490	4,935
		131,674
IT Services - 1.8%
Amdocs Ltd.	50,558	2,342
Visa, Inc. Class A	114,616	24,151
		26,493
Semiconductors & Semiconductor Equipment - 1.1%
Broadcom Corp. Class A	207,500	7,702
Cree, Inc. (a)	28,766	1,437
First Solar, Inc. (a)	30,400	2,160
Freescale Semiconductor, Inc. (a)	131,782	3,097
NXP Semiconductors NV (a)	23,400	1,549
		15,945
Software - 4.6%
Adobe Systems, Inc. (a)	126,800	9,175
Electronic Arts, Inc. (a)	104,274	3,740
Microsoft Corp.	493,273	20,569
Oracle Corp.	216,574	8,778
Red Hat, Inc. (a)	58,100	3,211
salesforce.com, Inc. (a)	289,715	16,827
ServiceNow, Inc. (a)	54,900	3,402
Workday, Inc. Class A (a)	9,535	857
		66,559
Technology Hardware, Storage & Peripherals - 6.6%
Apple, Inc.	1,012,375	94,074
TOTAL INFORMATION TECHNOLOGY		356,205
MATERIALS - 4.5%
Chemicals - 2.7%
Eastman Chemical Co.	41,035	3,584
Methanex Corp.	275,730	17,047
Monsanto Co.	114,367	14,266
Potash Corp. of Saskatchewan, Inc. (d)	96,300	3,662
		38,559
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Construction Materials - 0.5%
CaesarStone Sdot-Yam Ltd.	12,300	$ 604
Vulcan Materials Co.	96,100	6,126
		6,730
Metals & Mining - 0.2%
Constellium NV (a)	90,100	2,889
Paper & Forest Products - 1.1%
Boise Cascade Co. (a)	571,356	16,364
TOTAL MATERIALS		64,542
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.0%
Verizon Communications, Inc.	577,246	28,245
Wireless Telecommunication Services - 0.5%
Drillisch AG	195,900	7,806
TOTAL TELECOMMUNICATION SERVICES		36,051
TOTAL COMMON STOCKS (Cost $1,075,605)		1,422,726
Convertible Preferred Stocks - 0.3%

INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.3%
Uber Technologies, Inc. 8.00% (e) (Cost $4,470)	72,036	4,470
Money Market Funds - 0.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	9,056,645	$ 9,057
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	1,194,000	1,194
TOTAL MONEY MARKET FUNDS (Cost $10,251)		10,251
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,090,326)		1,437,447
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,123)
NET ASSETS - 100%		$ 1,436,324
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,470,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Uber Technologies, Inc. 8.00%	6/6/14	$ 4,470
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 4
Fidelity Securities Lending Cash Central Fund	32
Total	$ 36
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 253,086	$ 253,086	$ -	$ -
Consumer Staples	114,922	114,922	-	-
Energy	90,277	90,277	-	-
Financials	90,833	90,833	-	-
Health Care	231,645	231,645	-	-
Industrials	185,165	185,165	-	-
Information Technology	360,675	356,205	-	4,470
Materials	64,542	64,542	-	-
Telecommunication Services	36,051	36,051	-	-
Money Market Funds	10,251	10,251	-	-
Total Investments in Securities:	$ 1,437,447	$ 1,432,977	$ -	$ 4,470

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,143) - See accompanying schedule: Unaffiliated issuers (cost $1,080,075)	$ 1,427,196
Fidelity Central Funds (cost $10,251)	10,251
Total Investments (cost $1,090,326)		$ 1,437,447
Foreign currency held at value (cost $104)		104
Receivable for investments sold		62,059
Receivable for fund shares sold		445
Dividends receivable		1,079
Distributions receivable from Fidelity Central Funds		4
Other receivables		26
Total assets		1,501,164

Liabilities
Payable for investments purchased	$ 61,883
Payable for fund shares redeemed	845
Accrued management fee	625
Other affiliated payables	217
Other payables and accrued expenses	76
Collateral on securities loaned, at value	1,194
Total liabilities		64,840

Net Assets		$ 1,436,324
Net Assets consist of:
Paid in capital		$ 990,912
Undistributed net investment income		9,813
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		88,479
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		347,120
Net Assets, for 15,983 shares outstanding		$ 1,436,324
Net Asset Value, offering price and redemption price per share ($1,436,324 ÷ 15,983 shares)		$ 89.87

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends		$ 9,268
Special dividends		5,725
Income from Fidelity Central Funds		36
Total income		15,029

Expenses
Management fee Basic fee	$ 3,848
Performance adjustment	(47)
Transfer agent fees	1,067
Accounting and security lending fees	222
Custodian fees and expenses	41
Independent trustees' compensation	3
Registration fees	28
Audit	37
Legal	2
Miscellaneous	6
Total expenses before reductions	5,207
Expense reductions	(13)	5,194
Net investment income (loss)		9,835
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	92,190
Foreign currency transactions	(27)
Total net realized gain (loss)		92,163
Change in net unrealized appreciation (depreciation) on: Investment securities	(19,229)
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		(19,230)
Net gain (loss)		72,933
Net increase (decrease) in net assets resulting from operations		$ 82,768

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,835	$ 7,046
Net realized gain (loss)	92,163	205,436
Change in net unrealized appreciation (depreciation)	(19,230)	161,104
Net increase (decrease) in net assets resulting from operations	82,768	373,586
Distributions to shareholders from net investment income	-	(6,475)
Distributions to shareholders from net realized gain	(30,755)	(170,198)
Total distributions	(30,755)	(176,673)
Share transactions Proceeds from sales of shares	55,593	119,911
Reinvestment of distributions	28,311	161,194
Cost of shares redeemed	(98,352)	(209,616)
Net increase (decrease) in net assets resulting from share transactions	(14,448)	71,489
Total increase (decrease) in net assets	37,565	268,402

Net Assets
Beginning of period	1,398,759	1,130,357
End of period (including undistributed net investment income of $9,813 and distributions in excess of net investment income of $22, respectively)	$ 1,436,324	$ 1,398,759
Other Information Shares
Sold	645	1,436
Issued in reinvestment of distributions	335	1,900
Redeemed	(1,145)	(2,555)
Net increase (decrease)	(165)	781

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 86.62	$ 73.56	$ 66.87	$ 67.38	$ 56.25	$ 39.09
Income from Investment Operations
Net investment income (loss) D	.61G	.48	.49	(.01)	.02	.21
Net realized and unrealized gain (loss)	4.56	24.88	11.98	(.50)	11.14	17.16
Total from investment operations	5.17	25.36	12.47	(.51)	11.16	17.37
Distributions from net investment income	-	(.45) J	(.48) J	-	(.03)	(.21)
Distributions from net realized gain	(1.92)	(11.85) J	(5.29) J	-	-	-
Total distributions	(1.92)	(12.30)	(5.78) I	-	(.03)	(.21)
Net asset value, end of period	$ 89.87	$ 86.62	$ 73.56	$ 66.87	$ 67.38	$ 56.25
Total ReturnB, C	6.11%	34.92%	18.64%	(.76)%	19.84%	44.45%
Ratios to Average Net AssetsE, H
Expenses before reductions	.75%A	.78%	.89%	.90%	.83%	.81%
Expenses net of fee waivers, if any	.74%A	.78%	.89%	.90%	.83%	.81%
Expenses net of all reductions	.74%A	.78%	.87%	.89%	.83%	.80%
Net investment income (loss)	1.41% A, G	.57%	.65%	(.01)%	.03%	.46%
Supplemental Data
Net assets, end of period (in millions)	$ 1,436	$ 1,399	$ 1,130	$ 1,028	$ 1,045	$ 818
Portfolio turnover rateF	158% A	152%	171%	82%	117%	141%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.35 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .59%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Total distributions of $5.78 per share is comprised of distributions from net investment income of $.482 and distributions from net realized gain of $5.293 per share.

J The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Trend Fund (the Fund) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust and is authorized to issue an unlimited number of shares.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended December 31, 2013.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 347,833
Gross unrealized depreciation	(5,908)
Net unrealized appreciation (depreciation) on securities and other investments	$ 341,925

Tax cost	$ 1,095,522

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,098,782 and $1,133,219, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the Russell 1000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .54% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .15% of average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $23 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Security Lending - continued

received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $32, including $2 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $11 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $2.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST ®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

TRE-USAN-0814
1.787792.111

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Trend Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Trend Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Trend Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 22, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 22, 2014